Capital management	2 Months Ended	4 Months Ended	5 Months Ended	6 Months Ended	12 Months Ended
	May 31, 2024	Aug. 31, 2024	Sep. 30, 2024	Sep. 30, 2024	Mar. 31, 2024
IfrsStatementLineItems [Line Items]
Capital management

9.	Capital management

The Company’s objectives when managing capital are to safeguard the Company’s ability to continue as going concern in order to provide returns for shareholders and benefits for other stakeholders and to maintain an optimal capital structure to reduce the cost of capital.

In order to maintain or adjust the capital structure, the Company may adjusts the amount of dividends paid to shareholders, return capital to shareholders, issue new shares or sell assets to reduce debt.

The Company monitors capital on the basis of its business and operating requirements.

9.	Capital management

The Company’s objectives when managing capital are to safeguard the Company’s ability to continue as going concern in order to provide returns for shareholders and benefits for other stakeholders and to maintain an optimal capital structure to reduce the cost of capital.

In order to maintain or adjust the capital structure, the Company may adjust the amount of dividends paid to shareholders, return capital to shareholders, issue new shares or sell assets to reduce debt.

The Company monitors capital on the basis of its business and operating requirements.

Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
Capital management

30.	Capital management

The Group’s objectives when managing capital are to safeguard the Group’s ability to continue as going concern in order to provide returns for shareholders and benefits for other stakeholders and to maintain an optimal capital structure to reduce the cost of capital.

In order to maintain or adjust the capital structure, the Group may adjusts the amount of dividends paid to shareholders, return capital to shareholders, issue new shares or sell assets to reduce debt.

The Group monitors capital on the basis of its business and operating requirements.

Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Capital management

9.	Capital management

The Company’s objectives when managing capital are to safeguard the Company’s ability to continue as going concern in order to provide returns for shareholders and benefits for other stakeholders and to maintain an optimal capital structure to reduce the cost of capital.

In order to maintain or adjust the capital structure, the Company may adjusts the amount of dividends paid to shareholders, return capital to shareholders, issue new shares or sell assets to reduce debt.

The Company monitors capital on the basis of its business and operating requirements.

31.	Capital management

The Group’s objectives when managing capital are to safeguard the Group’s ability to continue as going concern in order to provide returns for shareholders and benefits for other stakeholders and to maintain an optimal capital structure to reduce the cost of capital.

In order to maintain or adjust the capital structure, the Group may adjusts the amount of dividends paid to shareholders, return capital to shareholders, issue new shares or sell assets to reduce debt.

The Group monitors capital on the basis of its business and operating requirements.